Supplement dated June 16, 2021 to the
PROSPECTUS
Dated July 31, 2020,
as amended August 4, 2020, February 19, 2021, March 2, 2021 and April 26, 2021
Hickory Fund (WEHIX)

Value Fund
Institutional Class (WVAIX)
Investor Class (WVALX)
(collectively, the “Funds”)

CHANGES TO THE PRINCIPAL INVESTMENT STRATEGIES OF EACH OF THE FUNDS
Effective as of July 31, 2021, the following changes will be made to the Prospectus with respect to each of the Funds:
1.	Hickory Fund:
On Page 16 of the Prospectus, the first paragraph in the “Principal Investment Strategies” section of the Hickory Fund Summary will be deleted and replaced with the following, and in addition the information below regarding the Russell Midcap Index will be further updated at a future date:
The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  Under normal circumstances, the Fund will invest the majority of its assets in the common stock of medium-sized companies.  The Fund considers medium-sized companies to be issuers with a market capitalization less than or equal to the market capitalization of the largest company in the Russell Midcap Index.  As of May 31, 2021, the market capitalization of the largest company in the Russell Midcap Index was $73.0 billion.  The Fund may invest in securities issued by non-U.S. companies, which securities may be denominated in U.S. dollars or foreign currencies.  As part of the Fund’s strategy, the Fund may concentrate its investments in securities of relatively few issuers.
2.	Value Fund:
On Page 48 of the Prospectus, the first paragraph in the “Principal Investment Strategies” section of the Value Fund Summary will be deleted and replaced with the following, and in addition the information below regarding the Russell 1000 Index will be further updated at a future date:
The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  Under normal circumstances, the Fund will invest the majority of its assets in common stock of larger companies.  The Fund considers larger-cap companies to be issuers with a market capitalization equal to or greater than the median capitalization of companies in the Russell 1000 Index.  As of May 31, 2021 the median capitalization of companies in the Russell 1000 Index was $14.9 billion.  The Fund may invest in securities issued by non-U.S. companies, which securities may be denominated in U.S. dollars or foreign currencies.  As part of the Fund’s strategy, the Fund may concentrate its investments in securities of relatively few issuers.
3.	Hickory Fund and Value Fund:
On Page 52 of the Prospectus, the second paragraph in the subsection titled “Additional Information About Investment Strategies – Weitz Equity Funds:  Hickory Fund, Partners III Fund, Partners Value Fund and Value Fund” under the section titled “Additional Information About Investment Strategies and Related Risks” will be deleted and replaced with the following:
Under normal circumstances, the Hickory Fund invests the majority of its assets in the common stock of medium-sized companies.  The Fund considers medium-sized companies to be issuers with a market capitalization less than or equal to the market capitalization of the largest company in the Russell Midcap Index.  The Partners III and Partners Value Funds are “multi-cap” funds and may invest in the securities of any market capitalization.  Under normal circumstances, the Value Fund invests the majority of its assets in the common stock of larger companies.  The Fund considers larger-cap companies to be issuers with a market capitalization equal to or greater than the median capitalization of companies in the Russell 1000 Index.

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Supplement dated June 16, 2021 to the
STATEMENT OF ADDITIONAL INFORMATION
Dated July 31, 2020,
as amended August 4, 2020, February 19, 2021, March 2, 2021 and April 26, 2021
Hickory Fund (WEHIX)

Value Fund
Institutional Class (WVAIX)
Investor Class (WVALX)
(collectively, the “Funds”)

CHANGES TO THE PRINCIPAL INVESTMENT STRATEGIES OF EACH OF THE FUNDS
This supplement provides information regarding certain pending changes to the principal investment strategies for each of the Funds.  Effective as of July 31, 2021, the following changes will be made to the Statement of Additional Information:
Hickory Fund and Value Fund:
1.
On Page 3 of the Statement of Additional Information, the second paragraph in the subsection titled “Investment Objective and Strategy” under the section titled “Investment Objective, Policies and Restrictions - Hickory, Partners III Opportunity, Partners Value and Value Funds” will be deleted and replaced with the following:

Under normal circumstances, the Hickory Fund will invest the majority of its assets in the common stock of medium-sized companies.  The Fund considers medium-sized companies to be issuers with a market capitalization less than or equal to the market capitalization of the largest company in the Russell Midcap Index.  The Partners Value and Partners III Funds are “multi-cap” funds and may invest in the securities of any market capitalization.  Under normal circumstances, the Value Fund will invest the majority of its assets in the common stock of larger companies.  The Fund considers larger-cap companies to be issuers with a market capitalization equal to or greater than the median capitalization of companies in the Russell 1000 Index.

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